OTHER NON-CURRENT ASSETS	12 Months Ended
Sep. 30, 2016
OTHER NON-CURRENT ASSETS
13.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

		As of September 30,
		2015	2016
		US$	US$
Long-term prepaid expenses	(1)	2,135	1,779
Rental deposits	(2)	240	349
Deposit of sole distributor agreement	(3)	—	1,350
Prepaid investment	(4)	—	450

		2,375	3,928

(1)	Long-term prepaid expenses represent golf club membership fees. The amortization of the long-term prepaid expenses was made within a ten-year amortizing period and was recorded as “general and administrative expenses” on the consolidated statements of operations.
(2)	Rental deposits represent office rental deposits for the Group’s daily operations. These deposits are classified as non-current deposits since they will not be refunded within one year.
(3)	Deposit of sole distributor agreement represents a refundable deposit for a newly entered contract for the cooperation with a software developer, classified as non-current deposits since the contract is longer than one year.
(4)	Prepaid investment represents a deposit of an investment, classified as non-current deposit due to the underlying investment term.